Note 7 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	March 31, 2025	March 31, 2024

Trade payables	$93,707	$1,101,757
Advance royalty payable (Note 6)	-	301,967
Accrued liabilities	56,167	91,484
Due to related parties (Note 10)	156,244	86,980

Trade payables	$306,118	$1,582,188

During the year ended March 31, 2025, the Company wrote-off $50,200 (2024 - $Nil; 2023 - $184,813) in accrued liabilities and settled $181,424 (2024 - $Nil; 2023 - $Nil) accounts payable for $125,000 (2024 - $Nil; 2023 - $Nil), resulting in a gain on forgiveness of debt of $106,624 (2024 - $10,000; 2023 - $184,813).